INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 5. - INTANGIBLE ASSETS

Goodwill - The Company performs an annual fair value test of the recorded goodwill for its reporting units using a discounted cash flow and capitalization of earnings approach. As of December 31, 2012, the Company had goodwill of approximately $3,323,000 ($3,323,000 December 31, 2011) attributable to the Company's printing division ($631,000) , packaging division ($1,768,000), plastics division ($685,000) and digital division ($239,000).

Other Intangible Assets - Other intangible assets are comprised of the following at December 31:

		2012			2011
	Useful Life	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount
Acquired intangibles	5 -10 years	$2,405,300	$1,243,865	$1,161,435	$2,405,300	$999,761	$1,405,539
Patent application costs	Varied (1)	956,714	265,472	691,242	843,145	205,472	637,673

		$3,362,014	$1,509,337	$1,852,677	$3,248,445	$1,205,233	$2,043,212

(1)- patent rights are amortized over their expected useful life which is generally the legal life of the patent. As of December 31, 2012 the weighted average remaining useful life of these assets in service was 10 years.

Actual amortization expense for the years ended December 31, 2012 amounted to approximately $304,000 ($285,000 -2011). Expected amortization for each of the next five years is as follows:

2013	299,325
2014	299,325
2015	214,158
2016	179,625
2017	167,125
Thereafter	693,119
$1,852,677

Acquired Intangible Assets - Acquired intangibles are recorded by the Company in conjunction with business combinations. In May 2011, the Company acquired intangible assets associated with its acquisition of ExtraDev as described in Note 8. The Company valued these intangible assets at $408,000 which consist of a customer list, amortized over the expected life of 10 years, and a non-compete agreement, amortized over the expected life of 5 years.

Patent Application Costs - On an ongoing basis, the Company submits formal and provisional patent applications with the United States, Canada and countries included in the Patent Cooperation Treaty (PCT). The Company capitalizes these costs and amortizes them over the patents' estimated useful life.